Asset Allocation of New Insurance Company on a Weighted Average Basis (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Asset allocation date of current pension fund	Jan. 01, 2015